6. Property And Equipment, Net (Details)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Motor vehicles	1,245,883	1,245,883	$ 205,805
Leasehold improvements	2,870,432	2,872,265	474,162
Office equipment	5,498,110	5,850,489	908,223
Communication equipment	38,000	61,871	6,277
Software	1,980,995	1,799,942	327,237
Total	11,633,420	11,830,450	1,921,704
Less: Accumulated depreciation	(8,134,647)	(7,472,485)	(1,343,748)
Property and equipment, net	3,498,773	4,357,965	$ 577,956